Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Accounts [Abstract]
ALLOWANCE FOR DOUBTFUL ACCOUNTS

NOTE 4 — ALLOWANCE FOR DOUBTFUL ACCOUNTS

Changes in the allowance for doubtful accounts were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$1.3	$—	$2.8	$3.2
Provision for doubtful accounts	0.8	1.3	0.1	0.5
Accounts written off	(0.3)	—	—	(0.9)

End of period	$1.8	$1.3	$2.9	$2.8

In accordance with ASC 805, “Business Combinations,” any risks associated with nonperformance of counterparties are incorporated into the fair value estimate of the accounts receivable. Accordingly, a separate allowance for doubtful accounts was not recorded in the purchase price allocation for the UCI Acquisition.